SEGMENT INFORMATION - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011 ft
Segment Reporting Disclosure [Line Items]
Description of rigs used	Our rigs encompass various sizes and capabilities, allowing us to service all types of wells with depths up to 20,000 feet.
Maximum depth of wells that can be serviced (in feet)	20,000
Maintenance period, description	Maintenance services generally take less than 48 hours to complete
Russia
Segment Reporting Disclosure [Line Items]
Ownership Percentage	50.00%
Maximum
Segment Reporting Disclosure [Line Items]
Maintanence services, time to complete	48 hours